FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 174,047	$ 166,116
Financial assets, carrying value	877	1,947
Financial liabilities, carrying value	(2,828)	(3,627)
Net financial assets (liabilities)	$ (1,951)	$ (1,680)
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 31,765	$ 47,520	£ 25,399					£ 39,600
Average exchange rate	1.2506	1.2000
Financial assets, carrying value	$ 25	$ 686
Financial liabilities, carrying value	(585)	(1,023)
Net financial assets (liabilities)	(560)	(337)
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 44,901	$ 44,726		€ 40,866					€ 42,544
Average exchange rate	1.0987	1.0513
Financial assets, carrying value	$ 63	$ 328
Financial liabilities, carrying value	(640)	(1,355)
Net financial assets (liabilities)	(577)	(1,027)
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 39,243	$ 35,812			$ 52,285					$ 47,531
Average exchange rate	0.7506	0.7534
Financial assets, carrying value	$ 33	$ 707
Financial liabilities, carrying value	(362)	(56)
Net financial assets (liabilities)	(329)	651
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 30,422	$ 23,367			$ 41,199					$ 30,497
Average exchange rate	0.7384	0.7662
Financial assets, carrying value	$ 735	$ 17
Financial liabilities, carrying value	0	(815)
Net financial assets (liabilities)	735	(798)
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 10,029	$ 8,379				$ 15,011					$ 12,258
Average exchange rate	0.6681	0.6836
Financial assets, carrying value	$ 21	$ 153
Financial liabilities, carrying value	(261)	(122)
Net financial assets (liabilities)	(240)	31
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 17,687	$ 2,989					$ 325,633					$ 63,776
Average exchange rate	0.0543	0.0469
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	(980)	(242)
Net financial assets (liabilities)	$ (980)	(242)
Buy EUR/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 3,323							€ 3,137
Average exchange rate		1.0592
Financial assets, carrying value		$ 56
Financial liabilities, carrying value		(14)
Net financial assets (liabilities)		$ 42